Organization and principal activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 28, 2017
Disclosure of transactions between related parties [line items]
Place of incorporation	Cayman Islands
Particular of issued and fully paid up capital	¥ 326	¥ 325
Wuhan Chutian Investment Holdings Co. Ltd [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation	PRC
Particular of issued and fully paid up capital	¥ 3,000,000
Group's effective interest	100.00%
Held by a subsidiary	100.00%
Principal activities	Investment holding
Chutian Financial Holdings (Hong Kong) Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation	Hong Kong
Particular of issued and fully paid up capital	¥ 10,000
Group's effective interest	100.00%
Held by a subsidiary	100.00%
Principal activities	Investment holding
True Silver Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation	British Virgin Islands
Particular of issued and fully paid up capital	¥ 50,000
Group's effective interest	100.00%
Held by the Company	100.00%
Principal activities	Investment holding
Hubei Chutian Microfinance Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation	PRC
Particular of issued and fully paid up capital	¥ 450,000,000		¥ 450,000,000
Group's effective interest	80.00%
Held by a subsidiary	80.00%
Principal activities	Microfinance lenders